SHARE-BASED COMPENSATION - Options outstanding (Details)	12 Months Ended
	Dec. 31, 2022 EquityInstruments $ / shares	Dec. 31, 2021 EquityInstruments $ / shares	Dec. 31, 2020 EquityInstruments $ / shares
SHARE-BASED COMPENSATION
Weighted Average Remaining Contractual Life	2 years 8 months 19 days
Number of Common Shares | EquityInstruments	8,539,214	9,449,895	15,077,243
Weighted-Average Exercise Price per Share	$ 1.09	$ 0.86	$ 0.67
$0.25 to $0.49
SHARE-BASED COMPENSATION
Weighted Average Remaining Contractual Life	2 years 2 months 15 days
Number of Common Shares | EquityInstruments	1,822,000
Weighted-Average Exercise Price per Share	$ 0.46
Range of Exercise Prices per Share Minimum	0.25
Range of Exercise Prices per Share Maximum	$ 0.49
$0.50 to $0.74
SHARE-BASED COMPENSATION
Weighted Average Remaining Contractual Life	11 months 19 days
Number of Common Shares | EquityInstruments	1,841,714
Weighted-Average Exercise Price per Share	$ 0.66
Range of Exercise Prices per Share Minimum	0.50
Range of Exercise Prices per Share Maximum	$ 0.74
$0.75 to $0.99
SHARE-BASED COMPENSATION
Weighted Average Remaining Contractual Life	0 years
Number of Common Shares | EquityInstruments	0
Weighted-Average Exercise Price per Share	$ 0
Range of Exercise Prices per Share Minimum	0.75
Range of Exercise Prices per Share Maximum	$ 0.99
$1.00 to $1.49
SHARE-BASED COMPENSATION
Weighted Average Remaining Contractual Life	3 years 2 months 19 days
Number of Common Shares | EquityInstruments	3,125,500
Weighted-Average Exercise Price per Share	$ 1.28
Range of Exercise Prices per Share Minimum	1.00
Range of Exercise Prices per Share Maximum	$ 1.49
$1.50 to $1.99
SHARE-BASED COMPENSATION
Weighted Average Remaining Contractual Life	4 years 2 months 19 days
Number of Common Shares | EquityInstruments	1,634,000
Weighted-Average Exercise Price per Share	$ 1.82
Range of Exercise Prices per Share Minimum	1.50
Range of Exercise Prices per Share Maximum	$ 1.99
$2.00 to $2.49
SHARE-BASED COMPENSATION
Weighted Average Remaining Contractual Life	3 years 10 months 28 days
Number of Common Shares | EquityInstruments	116,000
Weighted-Average Exercise Price per Share	$ 2.27
Range of Exercise Prices per Share Minimum	2.00
Range of Exercise Prices per Share Maximum	$ 2.49